FINANCIAL INVESTORS TRUST

ARISTATA EQUITY FUND

ARISTATA QUALITY BOND FUND

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PMB Box 610

303 16th Street, Suite 016

Denver, Colorado 80202-5657

August 27, 2004

As supplemented October 18, 2004

General & Account Information:  800.644.8595

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements and should be read in conjunction with the information provided in the Funds’ Statement of Additional Information (“SAI”) dated August 27, 2004.

The Section entitled “Proxy Voting Policies and Procedures” is amended by deleting it in its entirety and replacing it with the following:

The Trustees have adopted Denver Investment Advisors’ proxy voting policies and procedures, which sets forth the guidelines to be utilized by Denver Investment Advisors in voting the proxies for the Aristata Equity Fund.  A complete copy of Denver Investment Advisors’ proxy voting policies and procedures is attached hereto as Appendix B.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by contacting ALPS Mutual Funds Services, Inc. at 800.644.8595 and on the Securities and Exchange Commission’s Internet site at www.sec.gov.

October 18, 2004